CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Rental income	$ 51,736	$ 47,234	$ 103,247	$ 94,666	$ 194,620	$ 88,158	$ 3,900
Operating expense reimbursements	1,460	1,834	4,903	4,371	10,712	5,225	51
Total revenues	53,196	49,068	108,150	99,037	205,332	93,383	3,951
Expenses:
Property operating	3,542	3,377	9,189	7,436	18,180	7,947	42
Operating fees to affiliates	4,959	4,065	9,776	5,309	15,167	797	50
Acquisition and transaction related	27	212	(102)	1,297	6,053	83,498	7,745
Listing fees	0	18,503	0	18,503	18,653	0	0
Vesting of Class B units	0	14,480	0	14,480	14,480	0	0
Change in fair value of listing note	0	4,430	0	4,430	0	0	0
General and administrative	1,880	1,892	3,584	3,639	7,175	4,314	58
Equity based compensation	70	503	1,114	503
Equity based compensation					2,345	0	0
Depreciation and amortization	23,812	22,089	47,568	43,203	90,070	40,387	2,112
Total expenses	34,290	69,551	71,129	98,800	172,123	136,943	10,007
Operating loss	18,906	(20,483)	37,021	237	33,209	(43,560)	(6,056)
Interest expense	(10,634)	(7,947)	(21,203)	(15,758)	(34,864)	(14,852)	(969)
Income from investments	0	0	0	7	15	14	0
(Losses) gains on foreign currency					0	(186)	35
Realized losses on investment securities					(66)	0	0
Gains on derivative instruments	3,830	(3,736)	3,481	475	3,935	1,881	0
Gains on hedges and derivatives deemed ineffective	4,252	(508)	4,154	940	5,124	1,387	0
Unrealized losses on non-functional foreign currency advances not designated as net investment hedges	0	(11,842)	0	(2,935)	(3,558)	0	0
Other income	8	12	17	25	79	291	1
Total other expense, net	(2,544)	(24,021)	(13,551)	(17,246)	(29,335)	(11,465)	(933)
Net income (loss) before income taxes	16,362	(44,504)	23,470	(17,009)	3,874	(55,025)	(6,989)
Income taxes (expense) benefit	(430)	(1,303)	(980)	(2,943)	(5,889)	1,431	0
Net loss	15,932	(45,807)	22,490	(19,952)	(2,015)	(53,594)	(6,989)
Non-controlling interest	(169)	143	(239)	143	(50)	0	0
Net loss	$ 15,763	$ (45,664)	$ 22,251	$ (19,809)	$ (2,065)	$ (53,594)	$ (6,989)
Basic and diluted net loss per share (usd per share)	$ 0.09	$ (0.25)	$ 0.13	$ (0.11)	$ (0.01)	$ (0.43)	$ (1.28)
Basic and diluted weighted average shares outstanding (in shares)	168,948,472	180,380,436	168,942,552	179,771,830	174,309,894	126,079,369	5,453,404